Income Tax (Details) - Schedule of federal income tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit
Meals and entertainment
Offering expenses					2.60%
Change in fair value of warrants					(25.60%)
Valuation allowance					2.00%
Income tax provision